Non-current assets held for sale	12 Months Ended
Dec. 31, 2019
Non-current assets held for sale [Abstract]
Non-current assets held for sale

25.  Non-current assets held for sale

	R$ thousand
	On December 31
	2019	2018
Assets not for own use
Real estate	1,133,572	1,120,434
Vehicles and similar	223,051	231,105
Machinery and equipment	362	585
Other	41	1,206
Total	1,357,026	1,353,330

The properties or other non-current assets received in total or partial settlement of the payment obligations of debtors are considered as non-operating assets held for sale in auctions, which normally occur in up to one year. Non-current assets held for sale are those for which selling expectation, in their current condition, is highly probable to occur within a year.